Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2011
Registrant Name	dei_EntityRegistrantName	SENTINEL GROUP FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0000225843
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 29, 2012
Document Effective Date	dei_DocumentEffectiveDate	Mar. 29, 2012
Sentinel Balanced Fund (Prospectus Summary) | Sentinel Balanced Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SEBLX
Sentinel Balanced Fund (Prospectus Summary) | Sentinel Balanced Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SBACX
Sentinel Balanced Fund (Prospectus Summary) | Sentinel Balanced Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SIBLX
Sentinel Capital Growth Fund (Prospectus Summary) | Sentinel Capital Growth Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BRGRX
Sentinel Capital Growth Fund (Prospectus Summary) | Sentinel Capital Growth Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SECGX
Sentinel Capital Growth Fund (Prospectus Summary) | Sentinel Capital Growth Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SICGX
Sentinel Common Stock Fund (Prospectus Summary) | Sentinel Common Stock Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SENCX
Sentinel Common Stock Fund (Prospectus Summary) | Sentinel Common Stock Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SCSCX
Sentinel Common Stock Fund (Prospectus Summary) | Sentinel Common Stock Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SICWX
Sentinel Conservative Strategies Fund (Prospectus Summary) | Sentinel Conservative Strategies Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SECMX
Sentinel Conservative Strategies Fund (Prospectus Summary) | Sentinel Conservative Strategies Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SMKCX
Sentinel Conservative Strategies Fund (Prospectus Summary) | Sentinel Conservative Strategies Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SCSIX
Sentinel Georgia Municipal Bond Fund (Prospectus Summary) | Sentinel Georgia Municipal Bond Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SYGIX
Sentinel Government Securities Fund (Prospectus Summary) | Sentinel Government Securities Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SEGSX
Sentinel Government Securities Fund (Prospectus Summary) | Sentinel Government Securities Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SCGGX
Sentinel Government Securities Fund (Prospectus Summary) | Sentinel Government Securities Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SIBWX
Sentinel Growth Leaders Fund (Prospectus Summary) | Sentinel Growth Leaders Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BRFOX
Sentinel Growth Leaders Fund (Prospectus Summary) | Sentinel Growth Leaders Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SGLFX
Sentinel Growth Leaders Fund (Prospectus Summary) | Sentinel Growth Leaders Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SIGLX
Sentinel International Equity Fund (Prospectus Summary) | Sentinel International Equity Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SWRLX
Sentinel International Equity Fund (Prospectus Summary) | Sentinel International Equity Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SWFCX
Sentinel International Equity Fund (Prospectus Summary) | Sentinel International Equity Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SIIEX
Sentinel Mid Cap Fund (Prospectus Summary) | Sentinel Mid Cap Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SNTNX
Sentinel Mid Cap Fund (Prospectus Summary) | Sentinel Mid Cap Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SMGCX
Sentinel Mid Cap Fund (Prospectus Summary) | Sentinel Mid Cap Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SIMGX
Sentinel Mid Cap II Fund (Prospectus Summary) | Sentinel Mid Cap II Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SYVAX
Sentinel Mid Cap II Fund (Prospectus Summary) | Sentinel Mid Cap II Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SYVCX
Sentinel Mid Cap II Fund (Prospectus Summary) | Sentinel Mid Cap II Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SYVIX
Sentinel Short Maturity Government Fund (Prospectus Summary) | Sentinel Short Maturity Government Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SSIGX
Sentinel Short Maturity Government Fund (Prospectus Summary) | Sentinel Short Maturity Government Fund | Class S
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SSSGX
Sentinel Small Company Fund (Prospectus Summary) | Sentinel Small Company Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SAGWX
Sentinel Small Company Fund (Prospectus Summary) | Sentinel Small Company Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SSCOX
Sentinel Small Company Fund (Prospectus Summary) | Sentinel Small Company Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SIGWX
Sentinel Sustainable Core Opportunities Fund (Prospectus Summary) | Sentinel Sustainable Core Opportunities Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MYPVX
Sentinel Sustainable Core Opportunities Fund (Prospectus Summary) | Sentinel Sustainable Core Opportunities Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CVALX
Sentinel Sustainable Mid Cap Opportunities Fund (Prospectus Summary) | Sentinel Sustainable Mid Cap Opportunities Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WAEGX
Sentinel Sustainable Mid Cap Opportunities Fund (Prospectus Summary) | Sentinel Sustainable Mid Cap Opportunities Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CEGIX
Sentinel Total Return Bond Fund (Prospectus Summary) | Sentinel Total Return Bond Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SATRX
Sentinel Total Return Bond Fund (Prospectus Summary) | Sentinel Total Return Bond Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SCTRX
Sentinel Total Return Bond Fund (Prospectus Summary) | Sentinel Total Return Bond Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SITRX